Form N-1A Cover	Aug. 19, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Modern Capital Funds Trust
Entity Central Index Key	0001815608
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 19, 2026
Prospectus Date	Jul. 29, 2026